Note 5 - Property and Equipment (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 381,385	$ 396,814	$ 452,303
Asset Impairment Charges			$ 107,123